Statements of Financial Position - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	₪ 17,112	₪ 19,240
Short-term bank deposits		10,070
Trade receivables, net	1,054	762	[1]
Other current assets	1,509	1,016
Inventory	4,534	2,026
Total current assets	24,209	33,114
Non-current assets
Trade receivables, net	1,051	335	[1]
Property and equipment, net	248	218
Restricted deposits	211	201
Right of usage asset, net	1,271	567
Total non-current assets	2,781	1,321
Total assets	26,990	34,435
Current liabilities
Current maturities of leasing liability	352	467
Trade payables	4,303	1,956
Other current liabilities	2,042	2,872
Liability in respect of government grants	694	335
Derivative warrants liability	274	1,151
Promissory notes, net	7,139
Total current liabilities	14,804	6,781
Non-current liabilities
Leasing liability, net current	980	181
Liability in respect of government grants	634	919
Total non-current liabilities	1,614	1,100
Commitments
Shareholders’ equity
Share capital and premium	135,243	118,284
Capital reserve in respect of share-based payment	10,939	10,045
Accumulated deficit	(135,610)	(101,775)
Total shareholders’ equity	10,572	26,554
Total liabilities and shareholders’ equity	₪ 26,990	₪ 34,435

[1]	Reclassified.